Insurance and Reinsurance Contract Assets and Liabilities - Expected Recognition of Contractual Service Margin (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	$ 26,568	$ 23,424
Less than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,536	2,027
1 to 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	8,091	6,614
5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	6,396	4,306
10 to 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	6,083	4,397
More than 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,462	6,080
Canada
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,461	4,110
Canada | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,468	4,739
Canada | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(7)	(629)
Canada | Less than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	425	373
Canada | Less than 1 year | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	414	426
Canada | Less than 1 year | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	11	(53)
Canada | 1 to 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,340	1,197
Canada | 1 to 5 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,301	1,347
Canada | 1 to 5 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	39	(150)
Canada | 5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,084	990
Canada | 5 to 10 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,061	1,116
Canada | 5 to 10 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	23	(126)
Canada | 10 to 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,034	1,029
Canada | 10 to 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,031	1,173
Canada | 10 to 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3	(144)
Canada | More than 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	578	521
Canada | More than 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	661	677
Canada | More than 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(83)	(156)
U.S.
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,760	2,468
U.S. | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,288	4,561
U.S. | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(2,528)	(2,093)
U.S. | Less than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	233	196
U.S. | Less than 1 year | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	548	474
U.S. | Less than 1 year | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(315)	(278)
U.S. | 1 to 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	775	675
U.S. | 1 to 5 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,736	1,510
U.S. | 1 to 5 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(961)	(835)
U.S. | 5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	662	625
U.S. | 5 to 10 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,370	1,194
U.S. | 5 to 10 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(708)	(569)
U.S. | 10 to 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	647	642
U.S. | 10 to 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,180	1,023
U.S. | 10 to 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(533)	(381)
U.S. | More than 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	443	330
U.S. | More than 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	454	360
U.S. | More than 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(11)	(30)
Asia
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	19,348	16,837
Asia | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	20,449	17,605
Asia | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,101)	(768)
Asia | Less than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,877	1,455
Asia | Less than 1 year | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,978	1,527
Asia | Less than 1 year | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(101)	(72)
Asia | 1 to 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,954	4,711
Asia | 1 to 5 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	6,370	5,006
Asia | 1 to 5 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(416)	(295)
Asia | 5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,639	2,667
Asia | 5 to 10 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,944	2,861
Asia | 5 to 10 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(305)	(194)
Asia | 10 to 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,426	2,757
Asia | 10 to 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,592	2,815
Asia | 10 to 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(166)	(58)
Asia | More than 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,452	5,247
Asia | More than 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,565	5,396
Asia | More than 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(113)	(149)
Corporate and Other
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1)	9
Corporate and Other | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(143)	(140)
Corporate and Other | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	142	149
Corporate and Other | Less than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1	3
Corporate and Other | Less than 1 year | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(11)	(10)
Corporate and Other | Less than 1 year | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	12	13
Corporate and Other | 1 to 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	22	31
Corporate and Other | 1 to 5 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(38)	(36)
Corporate and Other | 1 to 5 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	60	67
Corporate and Other | 5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	11	24
Corporate and Other | 5 to 10 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(37)	(35)
Corporate and Other | 5 to 10 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	48	59
Corporate and Other | 10 to 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(24)	(31)
Corporate and Other | 10 to 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(43)	(42)
Corporate and Other | 10 to 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	19	11
Corporate and Other | More than 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(11)	(18)
Corporate and Other | More than 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(14)	(17)
Corporate and Other | More than 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	$ 3	$ (1)